Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	June 30, 2025	December 31, 2024
Building (1)	$965,637	$-
Bakery production equipment	1,163,372	1,155,420
Automobiles	112,593	110,567
Office equipment and furniture	1,031,562	938,252
Leasehold improvements	5,371,867	5,959,894
Subtotal	8,645,031	8,164,133
Less: accumulated depreciation	(3,322,626)	(3,719,660)
Total property and equipment, net	$5,322,405	$4,444,473

(1)	On January 21, 2025, the Company obtained one floor area of a building from its controlling shareholder, Mr. Gang Li, in the settlement of the amount due from him. The acquired property has an original value of $965,637 and a remaining useful life of 20 years. The Company intends to lease out this property which will generate stable rental income for the Company.

Loss on disposal of property and equipment was $77,505 and $nil for the six months ended June 30, 2025 and 2024, respectively.

Depreciation expenses were $374,851 and $436,412 for the six months ended June 30, 2025 and 2024, respectively.